Subsequent Events (Details) - Schedule of company made payments to core - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Subsequent Events (Details) - Schedule of company made payments to core [Line Items]
Payment Amount	$ 20,020,000
100% Prepayment [Member]
Subsequent Events (Details) - Schedule of company made payments to core [Line Items]
Payment Amount	$ 73,000
Percentage and Period covered	100% prepayment for October 2021 services made in October 2021
70% Prepayment [Member]
Subsequent Events (Details) - Schedule of company made payments to core [Line Items]
Payment Amount	$ 205,000
Percentage and Period covered	70% prepayment of the estimated services for November 2021 through February 2022 made in October 2021
30% Prepayment [Member]
Subsequent Events (Details) - Schedule of company made payments to core [Line Items]
Payment Amount	$ 15,296,000
Percentage and Period covered	30% prepayment of the estimated services for March 2022 through November 2022 made in October 2021
40% Prepayment [Member]
Subsequent Events (Details) - Schedule of company made payments to core [Line Items]
Payment Amount	$ 734,000
Percentage and Period covered	40% prepayment of the estimated services for March 2022; and 30% prepayment for the estimated services for November 2021 made in October 2021
40% Prepayment [Member]
Subsequent Events (Details) - Schedule of company made payments to core [Line Items]
Payment Amount	$ 1,489,000
Percentage and Period covered	40% prepayment for hosting services for April 2022; and 30% prepayment for the estimated hosting services for December 2021 made in November 2021
40% Prepayment [Member]
Subsequent Events (Details) - Schedule of company made payments to core [Line Items]
Payment Amount	$ 2,223,000
Percentage and Period covered	40% prepayment for hosting services for May 2022; and 30% prepayment for the estimated hosting services for January 2022 made in December 2021